Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
The safety and security of our customers and team members is our top priority. This includes working to put in place appropriate administrative, physical and technical cybersecurity safeguards to help protect the confidentiality, integrity, and availability of the data assets that keep our operation running and securely store the information in our care. We have developed and implemented a cybersecurity risk management program intended to protect the company and its customers from data loss, unauthorized access, use or disclosure of data as well as to prevent service interruptions.
Our cybersecurity team is tasked with assessing, identifying and managing risks related to cybersecurity threats and is responsible for:
•proactive detection and assessment of threats and vulnerabilities through vulnerability testing, penetration testing and attack simulation;
•development of risk-based action plans to manage identified vulnerabilities and implementation of new protocols and infrastructure improvements;
•cybersecurity incident investigations, with the assistance of third-party experts as required;
•monitoring threats to sensitive data and unauthorized access to company systems, with assistance of third-party data loss prevention software and a third-party security operations center;
•performing cybersecurity risk assessments of key vendors and counterparties to ensure compliance with our and our clients’ cybersecurity standards;
•developing and executing protocols to ensure that information regarding cybersecurity incidents is promptly shared with our executive leadership team, Audit Committee and Board, as appropriate, to allow for risk and materiality assessments and to consider disclosure and notice requirements;
•developing and implementing periodic training on cybersecurity, information security and threat awareness; and
•collaborating with law enforcement and other companies on cybersecurity incidents and best practices.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program is integrated into our overall risk management processes and shares common reporting channels and governance processes that apply across the enterprise to other legal, compliance, strategic, operational, and financial risk governance programs.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our Board recognizes the importance of robust cybersecurity management programs and is actively engaged in overseeing and reviewing the company’s cybersecurity risk profile and exposures. Our Board has delegated the oversight of our process for assessing, identifying and managing material risks related to cybersecurity threats to the Audit Committee.
The responsibilities of the Audit Committee include reviewing the cybersecurity threat landscape facing the company, as well as our strategy, policies and procedures to mitigate cybersecurity risks and any significant cybersecurity incidents. The Audit Committee also considers the impact of emerging cybersecurity developments and regulations that may affect the company.
The Audit Committee and the Board meet periodically with relevant members of management, including the CDO and CTO, who provide reports on cybersecurity matters including, among others: recent external cybersecurity threats and attack trends; updates to threat monitoring processes; the composition of our cybersecurity team; cybersecurity awareness training and stress testing; cybersecurity strategy; cybersecurity metrics, assessments and peer ratings; and cybersecurity programs. The Audit Committee has also directed management to inform the committee promptly and, when appropriate the Board, of any investigation of a material cybersecurity incident. Where an update has not been provided directly to the Board, the Audit Committee provides the full Board with updates on cybersecurity risks and incidents and other matters as needed, and reports to the Board on an ad hoc basis with respect to material incidents and other developments that the Audit Committee believes should have the Board of directors’ consideration.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our Board recognizes the importance of robust cybersecurity management programs and is actively engaged in overseeing and reviewing the company’s cybersecurity risk profile and exposures. Our Board has delegated the oversight of our process for assessing, identifying and managing material risks related to cybersecurity threats to the Audit Committee.
The responsibilities of the Audit Committee include reviewing the cybersecurity threat landscape facing the company, as well as our strategy, policies and procedures to mitigate cybersecurity risks and any significant cybersecurity incidents. The Audit Committee also considers the impact of emerging cybersecurity developments and regulations that may affect the company.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee and the Board meet periodically with relevant members of management, including the CDO and CTO, who provide reports on cybersecurity matters including, among others: recent external cybersecurity threats and attack trends; updates to threat monitoring processes; the composition of our cybersecurity team; cybersecurity awareness training and stress testing; cybersecurity strategy; cybersecurity metrics, assessments and peer ratings; and cybersecurity programs. The Audit Committee has also directed management to inform the committee promptly and, when appropriate the Board, of any investigation of a material cybersecurity incident. Where an update has not been provided directly to the Board, the Audit Committee provides the full Board with updates on cybersecurity risks and incidents and other matters as needed, and reports to the Board on an ad hoc basis with respect to material incidents and other developments that the Audit Committee believes should have the Board of directors’ consideration.
Cybersecurity Risk Role of Management [Text Block]
Our cybersecurity risk management program is overseen by our Chief Digital and Information Officer (“CDO”) and our Chief Technology Officer (“CTO”). The CDO and CTO assist the Board of Directors and our senior leadership team in fulfilling their responsibilities for cybersecurity governance, approval and oversight through the periodic reporting and review of security strategy and risk management practices. The company’s current CDO has over twenty years of experience in e-commerce, digital experience and strategy, information technology, and social and omnichannel. He has held several digital marketing leadership roles across a variety of organizations. Our current CTO has over twenty years of experience in information security, and her background includes technical experience, strategy and architecture focused roles, cyber and threat experience, and various leadership roles. Our cybersecurity risk management program is integrated into our overall risk management processes and shares common reporting channels and governance processes that apply across the enterprise to other legal, compliance, strategic, operational, and financial risk governance programs.
Our Board recognizes the importance of robust cybersecurity management programs and is actively engaged in overseeing and reviewing the company’s cybersecurity risk profile and exposures. Our Board has delegated the oversight of our process for assessing, identifying and managing material risks related to cybersecurity threats to the Audit Committee.
The responsibilities of the Audit Committee include reviewing the cybersecurity threat landscape facing the company, as well as our strategy, policies and procedures to mitigate cybersecurity risks and any significant cybersecurity incidents. The Audit Committee also considers the impact of emerging cybersecurity developments and regulations that may affect the company.
The Audit Committee and the Board meet periodically with relevant members of management, including the CDO and CTO, who provide reports on cybersecurity matters including, among others: recent external cybersecurity threats and attack trends; updates to threat monitoring processes; the composition of our cybersecurity team; cybersecurity awareness training and stress testing; cybersecurity strategy; cybersecurity metrics, assessments and peer ratings; and cybersecurity programs. The Audit Committee has also directed management to inform the committee promptly and, when appropriate the Board, of any investigation of a material cybersecurity incident. Where an update has not been provided directly to the Board, the Audit Committee provides the full Board with updates on cybersecurity risks and incidents and other matters as needed, and reports to the Board on an ad hoc basis with respect to material incidents and other developments that the Audit Committee believes should have the Board of directors’ consideration. The Audit Committee, the Board, and third party advisors and experts, may meet with the company’s external advisors on cybersecurity matters, as appropriate.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity risk management program is overseen by our Chief Digital and Information Officer (“CDO”) and our Chief Technology Officer (“CTO”). The CDO and CTO assist the Board of Directors and our senior leadership team in fulfilling their responsibilities for cybersecurity governance, approval and oversight through the periodic reporting and review of security strategy and risk management practices. The company’s current CDO has over twenty years of experience in e-commerce, digital experience and strategy, information technology, and social and omnichannel. He has held several digital marketing leadership roles across a variety of organizations. Our current CTO has over twenty years of experience in information security, and her background includes technical experience, strategy and architecture focused roles, cyber and threat experience, and various leadership roles.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The company’s current CDO has over twenty years of experience in e-commerce, digital experience and strategy, information technology, and social and omnichannel. He has held several digital marketing leadership roles across a variety of organizations. Our current CTO has over twenty years of experience in information security, and her background includes technical experience, strategy and architecture focused roles, cyber and threat experience, and various leadership roles.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity risk management program is integrated into our overall risk management processes and shares common reporting channels and governance processes that apply across the enterprise to other legal, compliance, strategic, operational, and financial risk governance programs.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true